Risk Management - Schedule of Risk Exposures of Contingent Loans Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Consolidated assets	$ 35,339,754	$ 34,908,107
Risk-Weighted Assets	22,446,553	24,960,183
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Consolidated assets	3,089,072	1,009,681
Cash items in process of collection [member]
Disclosure of financial assets [line items]
Consolidated assets	173,192	231,305
Risk-Weighted Assets	30,919	40,916
Trading investments [member]
Disclosure of financial assets [line items]
Consolidated assets	580,369	181,402
Risk-Weighted Assets	90,149	21,755
Investments under resale agreements [member]
Disclosure of financial assets [line items]
Consolidated assets	105,580	75,975
Risk-Weighted Assets	97,525	57,622
Derivative financial instruments
Disclosure of financial assets [line items]
Consolidated assets	1,302,692	1,674,743
Risk-Weighted Assets	859,464	1,215,171
Interbank loans [member]
Disclosure of financial assets [line items]
Consolidated assets	7,115	56,205
Risk-Weighted Assets	7,115	56,205
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Consolidated assets	21,685,269	22,373,638
Risk-Weighted Assets	18,634,870	20,112,889
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Consolidated assets	3,964,720	3,593,204
Risk-Weighted Assets	334,632	387,692
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Consolidated assets	111,643	115,682
Risk-Weighted Assets	49,627	52,527
Investments in other companies [member]
Disclosure of financial assets [line items]
Consolidated assets	11,983	14,938
Risk-Weighted Assets	11,983	14,938
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Consolidated assets	718,683	1,617,745
Risk-Weighted Assets	226,171	423,414
Fixed assets [member]
Disclosure of financial assets [line items]
Consolidated assets	56,020	57,962
Risk-Weighted Assets	56,020	57,962
Right-of-use asset under lease agreements [Member]
Disclosure of financial assets [line items]
Consolidated assets	170,603	204,559
Risk-Weighted Assets	170,603	204,559
Current income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	64,699	85,516
Risk-Weighted Assets	6,470	8,552
Deferred income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	314,112	184,167
Risk-Weighted Assets	31,411	18,417
Other assets [member]
Disclosure of financial assets [line items]
Consolidated assets	602,769	783,447
Risk-Weighted Assets	410,854	698,801
Contingent loans [member]
Disclosure of financial assets [line items]
Consolidated assets	2,381,233	2,647,938
Risk-Weighted Assets	$ 1,428,740	$ 1,588,763